Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 7,329,760	$ 5,298,599
Research and development credit carryforwards	185,680	185,680
Intangible assets	309,865	152,109
Operating lease liability	239,857
Property and equipment		30,957
Stock-based compensation	329,136	526,945
Deferred rent		6,292
Impairment loss	136,612	136,612
Total gross deferred tax assets	8,530,910	6,337,194
Operating lease asset	(231,391)
Property and equipment	(29,289)
Total net deferred tax assets	8,270,230	6,337,194
Less: valuation allowance	(8,270,230)	(6,337,194)
Total